Trading assets (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Trading assets

	2021	2020
	$m	$m
Treasury and other eligible bills	23,110	24,035
Debt securities	89,944	102,846
Equity securities	109,614	77,643
Trading securities	222,668	204,524
Loans and advances to banks[1]	7,767	8,242
Loans and advances to customers[1]	18,407	19,224
Year ended 31 Dec	248,842	231,990
1    Loans and advances to banks and customers include reverse repos, stock borrowing and other accounts.

	2021				2020
	Designated at fair value	Mandatorily measured at fair value	Total	Designated at fair value	Mandatorily measured at fair value	Total
	$m	$m	$m	$m	$m	$m
Securities	2,251	42,062	44,313	2,492	39,088	41,580
– treasury and other eligible bills	599	31	630	635	26	661
– debt securities	1,652	5,177	6,829	1,857	5,250	7,107
– equity securities	—	36,854	36,854	—	33,812	33,812
Loans and advances to banks and customers	—	4,307	4,307	—	2,988	2,988
Other	—	1,184	1,184	—	985	985
At 31 Dec	2,251	47,553	49,804	2,492	43,061	45,553

Carrying amount of financial investments
	2021	2020
	$m	$m
Financial investments measured at fair value through other comprehensive income	348,972	402,054
– treasury and other eligible bills	100,158	118,163
– debt securities	246,998	281,467
– equity securities	1,770	2,337
– other instruments	46	87
Debt instruments measured at amortised cost	97,302	88,639
– treasury and other eligible bills	21,634	11,757
– debt securities	75,668	76,882
At 31 Dec	446,274	490,693

Weighted average yields of investment debt securities
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at fair value through other comprehensive income
US Treasury	1.2	1.5	1.3	2.1
US Government agencies	0.2	1.2	2.8	1.9
US Government-sponsored agencies	1.0	1.6	2.3	1.6
UK Government	2.5	0.5	0.7	2.6
Hong Kong Government	0.4	0.9	2.2	—
Other governments	2.0	2.5	2.2	3.7
Asset-backed securities	9.3	0.7	1.1	0.5
Corporate debt and other securities	2.3	1.3	2.4	3.1

Debt securities measured at amortised cost
US Treasury	0.7	1.3	5.9	2.9
US Government agencies	3.8	8.2	5.4	2.5
US Government-sponsored agencies	2.7	2.8	2.3	3.3
Hong Kong Government	2.0	3.8	2.1	4.8
Other governments	3.0	3.9	3.3	3.9
Asset-backed securities	—	—	—	7.5
Corporate debt and other securities	3.4	3.3	3.7	3.3

HSBC Holdings carrying amount of financial investments
	2021	2020
	$m	$m
Debt instruments measured at amortised cost
– treasury and other eligible bills	19,508	10,941
– debt securities	6,686	6,544
At 31 Dec	26,194	17,485

Weighted average yields of investment debt securities
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years
	Yield	Yield	Yield	Yield
	%	%	%	%
Debt securities measured at amortised cost
US Treasury	0.3	0.3	—	—